SCHEDULE OF BANK AND OTHER BORROWINGS (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
		Jul. 31, 2024 JPY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Interest rate			0.125%		0.125%
Total			$ 6,124		¥ 882,841		¥ 909,981
Non-current portion			(5,318)		(766,691)		(763,901)
Current portion			$ 806		116,150		146,080
Resona bank [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity		15
Total		¥ 162,000
Resona bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[2],[3]		JPY
Borrowings, maturity	[1],[2],[3]		July 31, 2054
Total	[1],[2],[3]		$ 4,500		¥ 648,753		¥ 619,447
Resona bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[2],[3]		0.48%		0.48%		0.42%
Resona bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[2],[3]		1.45%		1.45%		1.48%
Osaka shinkin bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[3],[4]		JPY
Borrowings, maturity	[1],[3],[4]		August 20, 2033
Total	[1],[3],[4]		$ 833		¥ 119,983		¥ 121,903
Osaka shinkin bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[3],[4]		1.00%		1.00%		1.00%
Osaka shinkin bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[3],[4]		2.20%		2.20%		1.80%
Japan finance corporation [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency			JPY
Borrowings, maturity			May 10, 2033
Total			$ 565		¥ 81,480		¥ 101,880
Japan finance corporation [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate			0.21%	[1],[2]	0.21%	[1],[2]	0.21%
Japan finance corporation [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate			1.36%	[1],[2]	1.36%	[1],[2]	1.66%
Sumitomo mitsui banking corporation [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[3],[5]		JPY
Borrowings, maturity	[3],[5]		October 31, 2029
Total	[3],[5]		$ 159		¥ 22,959		¥ 27,000
Sumitomo mitsui banking corporation [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5]		1.07%		1.07%		0.09%
Sumitomo mitsui banking corporation [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5]		1.88%		1.88%		1.13%
Osaka shoko shinkin bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[5]		JPY
Borrowings, maturity	[1],[5]		December 25, 2026
Interest rate	[1],[5]						1.00%
Total	[1],[5]		$ 67		¥ 9,666		¥ 16,662
Osaka shoko shinkin bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[5]		1.00%		1.00%
Osaka shoko shinkin bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[5]		1.40%		1.40%
Mizuho bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[3],[5],[6]		JPY
Borrowings, maturity	[3],[5],[6]		July 31, 2024
Total	[3],[5],[6]						¥ 369
Mizuho bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5],[6]		1.32%		1.32%
Mizuho bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5],[6]		1.45%		1.45%
Ikeda senshu bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[3],[5],[7]		JPY
Borrowings, maturity	[3],[5],[7]		June 30, 2025
Interest rate	[3],[5],[7]						0.60%
Total	[3],[5],[7]						¥ 11,449
Ikeda senshu bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5],[7]		0.60%		0.60%
Ikeda senshu bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[5],[7]		0.75%		0.75%
Dai-ichi life insurance co., ltd [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[1],[3]		February 26, 2025
Interest rate	[1],[3]						3.00%
Dai-ichi life insurance co., ltd [member] | Policy loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[8]		JPY
Total	[8]						¥ 11,271

[1]	The banking facilities were secured by personal guarantee of Mr. Otsuki.
[2]	The banking facilities, amounting to JPY204,180 thousand and JPY252,272 thousand, as of June 30, 2024 and 2025, respectively, were guaranteed by Credit Guarantee Corporation of Osaka.
[3]	The borrowings were fully repaid at their maturity dates.
[4]	The banking facilities, amounting to JPY113,903 thousand and JPY119,983 thousand, as of June 30, 2024 and 2025, respectively, were guaranteed by Credit Guarantee Corporation of Osaka, which is a public institution that support small and medium enterprises by serving as guarantors.
[5]	The banking facilities were guaranteed by Credit Guarantee Corporation of Osaka.
[6]	The banking facilities were secured by personal guarantee of Mr. Hiraoka.
[7]	The banking facilities were secured by personal guarantee by Mr. Otsuki and Yoichi Hiraoka (“Mr. Hiraoka”), the Chief Operating Officer of the Company.
[8]	The facility was secured by Mr. Otsuki’s insurance as a policy loan. A policy loan issued by an insurance company allows the policyholder to borrow against the cash value of a life insurance policy as collateral. As of June 30, 2025, the Company has repaid the loan, which is due to the termination of Mr. Otsuki’s insurance on February 20, 2025.